Average Annual Total Returns - Moderate Allocation Portfolio	Moderate Allocation Portfolio 1 Year	Moderate Allocation Portfolio 5 Years	Moderate Allocation Portfolio Since Inception	Moderate Allocation Portfolio Inception Date	Moderate Allocation Composite Index (reflects no deduction for fees or expenses) 1 Year	Moderate Allocation Composite Index (reflects no deduction for fees or expenses) 5 Years	Moderate Allocation Composite Index (reflects no deduction for fees or expenses) Since Inception	Moderate Allocation Composite Index (reflects no deduction for fees or expenses) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) Inception Date	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) Inception Date
Total	13.77%	9.80%	9.19%	Oct. 19, 2011	15.20%	10.39%	9.60%	Oct. 19, 2011	20.79%	15.36%	15.45%	Oct. 19, 2011	7.75%	4.53%	3.55%	Oct. 19, 2011